Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Payable (Tables) [Line Items]
Schedule of Maturities of Convertible Notes Payable

The following table summarizes the outstanding notes payable as of March 31, 2026 and December 31, 2025, respectively:

	March 31, 2026	December 31, 2025
Kishon Note	$431,666	$431,666
2025 Bridge Notes	207,750	207,750
Total Notes Payable	639,416	639,416

Current Portion	(639,416)	(639,416)
Long-term portion	$-	$-

The following table summarizes the outstanding notes payable as of December 31, 2025 and 2024, respectively:

	December 31, 2025	December 31, 2024
Kishon Note	$431,666	$431,666
Finnegan Note 1	-	51,765
Finnegan Note 2	-	32,353
Finnegan Note 3	-	32,353
2025 Bridge Notes	207,750	-
Total Notes Payable	639,416	548,137
Current Portion	(639,416)	(548,137)
Long-term portion	$-	$-

Schedule of Maturities of Convertible Notes Payable

The following table provides the maturities of March 31, 2026 of the Companies notes and convertible notes payable:

Amount owed for Fiscal year ending December 31,	Principal
2026 (9 months remaining)	$639,416
2027	675,000
2028	-
2029	-
2030	-
Thereafter	-
Total	$1,314,416

Related Party [Member]
Notes Payable (Tables) [Line Items]
Schedule of Maturities of Convertible Notes Payable

The following table summarizes the outstanding related party notes payable as of December 31, 2025 and 2024, respectively;

	December 31, 2025	December 31, 2024
Lindstrom Note	-	45,294
Lindstrom Note 2		18,750
Notes Payable	-	64,044

Current Portion, net of discount	$-	$64,044
Long-term portion, net of discount	-	-